Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for CEO (our principal Executive Officer) ($)	Compensation “Actually Paid” to CEO ($)[2]	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation “Actually Paid” to non-CEO NEOs ($)[3]	Webster Total Stockholder Return (TSR) ($)	Peer Group TSR ($)[4]	Net Income (in thousands $)	Adjusted PPNR (in thousands $)[5]
2024	6,050,156	5,965,633	2,743,896	2,762,718	124.60	130.90	768.7	1,415.0
2023	7,730,259	9,163,132	3,872,001	4,227,649	110.78	115.84	867.8	1,478.5
2022	8,076,856	6,999,441	5,303,542	4,464,849	99.37	116.10	644.3	1,336.7
2021	4,721,527	5,764,745	1,591,343	1,951,435	113.57	124.74	408.9	526.5
2020	3,487,859	2,659,016	1,290,681	921,679	83.13	91.29	220.6	470.0

Company Selected Measure Name	PPNR
Named Executive Officers, Footnote	The NEOs included in each year may vary and are consistent with those used in the Summary Compensation table in each year’s proxy
Peer Group Issuers, Footnote	The amounts in this column are calculated using the KBW Regional Banking index as the Peer Group TSR
PEO Total Compensation Amount	$ 6,050,156	$ 7,730,259	$ 8,076,856	$ 4,721,527	$ 3,487,859
PEO Actually Paid Compensation Amount	$ 5,965,633	9,163,132	6,999,441	5,764,745	2,659,016
Adjustment To PEO Compensation, Footnote	The amounts in this column include deductions and additions from the Summary Compensation Table Total for 2024 for the Chairman & Chief Executive Officer as follows: deduction of equity granted during the year of $3,354,304, deduction of dividends paid of $137,456, deduction of the change in pension value of -$5,500, addition of the value of equity granted during 2024 that remains unvested based on year-end fair value of $3,676,074, change in fair value of unvested equity awards from 2023 year-end to 2024 year-end of $13,234, and change in fair value of equity awards that vested during the year from 2023 year-end to vest date of -$287,571. Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time-based restricted stock is calculated using the closing price on the measurement date (date of vesting or each year-end). The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date
Non-PEO NEO Average Total Compensation Amount	$ 2,743,896	3,872,001	5,303,542	1,591,343	1,290,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,762,718	4,227,649	4,464,849	1,951,435	921,679
Adjustment to Non-PEO NEO Compensation Footnote	The amounts in this column include deductions and additions from the Summary Compensation Table Total for 2024 for the average of the other NEOs as follows: deduction of equity granted during the year of $1,006,347, deduction of dividends paid of $37,107, deduction of the change in pension value of -$1,100, addition of the value of equity granted during 2024 that remains unvested based on year-end fair value of $1,332,129, change in fair value of unvested equity awards from 2023 year-end to 2024 year-end of -$9,907 and change in fair value of equity awards that vested during the year from 2023 year-end to vest date of -$48,372. Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time-based restricted stock is calculated using the closing price on the measurement date (date of vesting or each year-end). The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	PPNR 2ROAA 3Relative Total Stockholder Return 4Return on Equity 5Strategic Goals 6Risk Management 7Leadership
Total Shareholder Return Amount	$ 124.60	110.78	99.37	113.57	83.13
Peer Group Total Shareholder Return Amount	130.90	115.84	116.10	124.74	91.29
Net Income (Loss)	$ 768,700	$ 867,800	$ 644,300	$ 408,900	$ 220,600
Company Selected Measure Amount	1,415,000	1,478,500	1,336,700	526,500	470,000.0
Measure:: 1
Pay vs Performance Disclosure
Name	PPNR
Non-GAAP Measure Description	Adjusted PPNR is a non-GAAP measure. See Appendix A for a reconciliation of non-GAAP measures to the corresponding GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	ROAA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Goals
Measure:: 6
Pay vs Performance Disclosure
Name	Risk Management
Measure:: 7
Pay vs Performance Disclosure
Name	Leadership
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,500
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,354,304)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,676,074
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,234
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,571)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,456)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,100
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,006,347)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,332,129
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,907)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,372)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (37,107)